Distribution Date:	08/12/26	DBJPM 2016-C1 Mortgage Trust
Determination Date:	08/06/26
Next Distribution Date:	09/14/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C1

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Midland Loan Services
Current Mortgage Loan and Property Stratification	8-12		askmidlandls.com	(913) 253-9000
Mortgage Loan Detail (Part 1)	13		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 2)	14	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	15
			David Rodgers	(212) 230-9025
Historical Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	22		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	23
		Controlling Class	Eightfold Real Estate Capital, L.P.
Interest Shortfall Detail - Collateral Level	24	Representative
Supplemental Notes	25		-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	23312LAN8	1.676000%	28,858,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	23312LAP3	2.691000%	35,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	23312LAQ1	3.038000%	46,052,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A	23312LAR9	3.015000%	140,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3B	23312LAA6	3.015000%	75,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	23312LAS7	3.276000%	247,714,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-M	23312LAT5	3.539000%	64,420,000.00	27,724,311.82	138,639.81	81,763.62	0.00	0.00	220,403.43	27,585,672.01	84.93%	22.13%
B	23312LAU2	4.195000%	50,105,000.00	50,105,000.00	0.00	249,663.36	0.00	0.00	249,663.36	50,105,000.00	57.57%	16.00%
C	23312LAV0	3.406034%	35,789,000.00	35,789,000.00	0.00	0.00	0.00	0.00	0.00	35,789,000.00	38.02%	11.63%
D	23312LAG3	3.406034%	38,856,000.00	38,856,000.00	0.00	0.00	0.00	0.00	0.00	38,856,000.00	16.80%	6.88%
E	23312LAH1	3.250000%	17,384,000.00	17,384,000.00	0.00	0.00	0.00	0.00	0.00	17,384,000.00	7.31%	4.75%
F	23312LAJ7	3.250000%	8,180,000.00	8,180,000.00	0.00	0.00	0.00	0.00	0.00	8,180,000.00	2.84%	3.75%
G*	23312LAK4	3.250000%	8,180,000.00	5,205,526.74	0.00	0.00	0.00	0.00	0.00	5,205,526.74	0.00%	2.75%
H	23312LAL2	3.250000%	22,496,828.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	23312LAM0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			818,034,828.00	183,243,838.56	138,639.81	331,426.98	0.00	0.00	470,066.79	183,105,198.75

X-A	23312LAW8	1.117034%	637,044,000.00	27,724,311.82	0.00	25,807.50	0.00	0.00	25,807.50	27,585,672.01
X-B	23312LAB4	0.789768%	85,894,000.00	85,894,000.00	0.00	56,530.30	0.00	0.00	56,530.30	85,894,000.00
X-C	23312LAC2	1.250000%	38,856,000.00	38,856,000.00	0.00	40,475.00	0.00	0.00	40,475.00	38,856,000.00
X-D	23312LAD0	1.406034%	17,384,000.00	17,384,000.00	0.00	20,368.75	0.00	0.00	20,368.75	17,384,000.00
X-E	23312LAE8	1.406034%	16,360,000.00	13,385,526.74	0.00	15,683.76	0.00	0.00	15,683.76	13,385,526.74
X-F	23312LAF5	4.656034%	22,496,828.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			818,034,828.00	183,243,838.56	0.00	158,865.31	0.00	0.00	158,865.31	183,105,198.75

Deal Distribution Total					138,639.81	490,292.29	0.00	0.00	628,932.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	23312LAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	23312LAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	23312LAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A	23312LAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3B	23312LAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	23312LAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-M	23312LAT5	430.36808165	2.15212372	1.26922726	0.00000000	0.00000000	0.00000000	0.00000000	3.42135098	428.21595793
B	23312LAU2	1,000.00000000	0.00000000	4.98280331	(1.48697016)	2.52070652	0.00000000	0.00000000	4.98280331	1,000.00000000
C	23312LAV0	1,000.00000000	0.00000000	0.00000000	2.83836179	11.13860069	0.00000000	0.00000000	0.00000000	1,000.00000000
D	23312LAG3	1,000.00000000	0.00000000	0.00000000	2.83836164	21.70684939	0.00000000	0.00000000	0.00000000	1,000.00000000
E	23312LAH1	1,000.00000000	0.00000000	0.00000000	2.70833353	61.45305051	0.00000000	0.00000000	0.00000000	1,000.00000000
F	23312LAJ7	1,000.00000000	0.00000000	0.00000000	2.70833374	78.54167848	0.00000000	0.00000000	0.00000000	1,000.00000000
G	23312LAK4	636.37246210	0.00000000	0.00000000	1.72350856	73.56416504	0.00000000	0.00000000	0.00000000	636.37246210
H	23312LAL2	0.00000000	0.00000000	0.00000000	0.00000000	86.67768363	0.00000000	0.00000000	0.00000000	0.00000000
R	23312LAM0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	23312LAW8	43.52024636	0.00000000	0.04051133	0.00000000	0.00000000	0.00000000	0.00000000	0.04051133	43.30261648
X-B	23312LAB4	1,000.00000000	0.00000000	0.65814027	0.00000000	0.00000000	0.00000000	0.00000000	0.65814027	1,000.00000000
X-C	23312LAC2	1,000.00000000	0.00000000	1.04166667	0.00000000	0.00000000	0.00000000	0.00000000	1.04166667	1,000.00000000
X-D	23312LAD0	1,000.00000000	0.00000000	1.17169524	0.00000000	0.00000000	0.00000000	0.00000000	1.17169524	1,000.00000000
X-E	23312LAE8	818.18623105	0.00000000	0.95866504	0.00000000	0.00000000	0.00000000	0.00000000	0.95866504	818.18623105
X-F	23312LAF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	07/01/26 - 07/30/26	30	0.00	25,807.50	0.00	25,807.50	0.00	0.00	0.00	25,807.50	0.00
X-B	07/01/26 - 07/30/26	30	0.00	56,530.30	0.00	56,530.30	0.00	0.00	0.00	56,530.30	0.00
X-C	07/01/26 - 07/30/26	30	0.00	40,475.00	0.00	40,475.00	0.00	0.00	0.00	40,475.00	0.00
X-D	07/01/26 - 07/30/26	30	0.00	20,368.75	0.00	20,368.75	0.00	0.00	0.00	20,368.75	0.00
X-E	07/01/26 - 07/30/26	30	0.00	15,683.76	0.00	15,683.76	0.00	0.00	0.00	15,683.76	0.00
X-F	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-M	07/01/26 - 07/30/26	30	0.00	81,763.62	0.00	81,763.62	0.00	0.00	0.00	81,763.62	0.00
B	07/01/26 - 07/30/26	30	200,804.64	175,158.73	0.00	175,158.73	(74,504.64)	0.00	0.00	249,663.36	126,300.00
C	07/01/26 - 07/30/26	30	297,057.25	101,582.13	0.00	101,582.13	101,582.13	0.00	0.00	0.00	398,639.38
D	07/01/26 - 07/30/26	30	733,153.96	110,287.38	0.00	110,287.38	110,287.38	0.00	0.00	0.00	843,441.34
E	07/01/26 - 07/30/26	30	1,021,218.16	47,081.67	0.00	47,081.67	47,081.67	0.00	0.00	0.00	1,068,299.83
F	07/01/26 - 07/30/26	30	620,316.76	22,154.17	0.00	22,154.17	22,154.17	0.00	0.00	0.00	642,470.93
G	07/01/26 - 07/30/26	30	587,656.57	14,098.30	0.00	14,098.30	14,098.30	0.00	0.00	0.00	601,754.87
H	N/A	N/A	1,949,972.94	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,949,972.94
Totals			5,410,180.28	710,991.31	0.00	710,991.31	220,699.01	0.00	0.00	490,292.29	5,630,879.29

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	628,932.10
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	714,455.04	Master Servicing Fee	775.60
Interest Reductions due to Nonrecoverability Determination	(142,202.34)	Certificate Administrator Fee	943.17
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	78.98
ARD Interest	0.00	Operating Advisor Fee	519.78
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	572,252.70	Total Fees	2,527.53

Principal		Expenses/Reimbursements
Scheduled Principal	138,639.81	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	76,395.98
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,036.91
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	138,639.81	Total Expenses/Reimbursements	79,432.89

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	490,292.29
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	138,639.81
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	628,932.10
Total Funds Collected	710,892.51	Total Funds Distributed	710,892.52

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	183,446,952.75	183,446,952.75	Beginning Certificate Balance	183,243,838.56
(-) Scheduled Principal Collections	138,639.81	138,639.81	(-) Principal Distributions	138,639.81
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	183,308,312.94	183,308,312.94	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	187,086,142.10	187,086,142.10	Ending Certificate Balance	183,105,198.75
Ending Actual Collateral Balance	186,849,077.47	186,849,077.47

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(203,114.19)
Beginning Cumulative Advances	19,963,990.76	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(203,114.19)
Ending Cumulative Advances	19,963,990.76	0.00	Net WAC Rate	4.66%
			UC / (OC) Interest	(788.09)
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
7,499,999 or less	0	0.00	0.00%	0	0.0000	0.000000	1.39 or less	3	82,880,730.46	45.21%	(5)	4.7421	0.420558
7,500,000 to 14,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999	1	21,841,235.49	11.92%	(4)	5.2400	0.602900	1.45 to 1.54	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	5	161,467,077.45	88.08%	(6)	4.4257	1.484036	1.55 to 1.99	1	31,096,045.20	16.96%	(8)	4.5930	1.915800
50,000,000 to 74,999,999	0	0.00	0.00%	0	0.0000	0.000000	2.00 to 2.49	1	39,618,021.29	21.61%	(6)	4.2290	2.107200
75,000,000 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.50 to 2.87	1	29,713,515.99	16.21%	(6)	4.2290	2.520000
Totals	6	183,308,312.94	100.00%	(6)	4.5227	1.379049	2.88 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	6	183,308,312.94	100.00%	(6)	4.5227	1.379049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Maryland	1	26,635,703.17	14.53%	(6)	4.2590	1.130700
							Lodging	1	34,403,791.80	18.77%	(5)	4.8000	(0.245000)
New York	1	21,841,235.49	11.92%	(4)	5.2400	0.602900
							Office	1	31,096,045.20	16.96%	(8)	4.5930	1.915800
Texas	2	65,499,837.00	35.73%	(6)	4.7017	0.780840
							Retail	3	117,808,475.92	64.27%	(6)	4.4232	1.607529
Virginia	1	69,331,537.26	37.82%	(6)	4.2290	2.107200
							Totals	5	183,308,312.94	100.00%	(6)	4.5227	1.379049
Totals	5	183,308,312.94	100.00%	(6)	4.5227	1.379049

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	3	95,967,240.45	52.35%	(6)	4.2373	1.963984	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	1	31,096,045.20	16.96%	(8)	4.5930	1.915800	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	2	56,245,027.29	30.68%	(5)	4.9709	0.084259	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	183,308,312.94	100.00%	(6)	4.5227	1.379049	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	6	183,308,312.94	100.00%	(6)	4.5227	1.379049
								Totals	6	183,308,312.94	100.00%	(6)	4.5227	1.379049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	115 months or less	6	183,308,312.94	100.00%	(6)	4.5227	1.379049	Interest Only	3	100,427,582.48	54.79%	(7)	4.3417	2.170071
116 months to 117 months		0	0.00	0.00%	0	0.0000	0.000000	120 months or less	0	0.00	0.00%	0	0.0000	0.000000
	118 months or greater	0	0.00	0.00%	0	0.0000	0.000000	121 months or more	3	82,880,730.46	45.21%	(5)	4.7421	0.420558
	Totals	6	183,308,312.94	100.00%	(6)	4.5227	1.379049	Totals	6	183,308,312.94	100.00%	(6)	4.5227	1.379049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	29,713,515.99	16.21%	(6)	4.2290	2.520000			No outstanding loans in this group
	12 months or less	5	153,594,796.95	83.79%	(6)	4.5796	1.158327
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	6	183,308,312.94	100.00%	(6)	4.5227	1.379049
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
2A	656100513	RT	Williamsburg	VA	Actual/360	4.229%	144,463.24	51,821.27	0.00	N/A	02/06/26	02/06/29	39,669,842.56	39,618,021.29	08/06/26
2B	656100518				Actual/360	4.229%	108,347.43	38,865.95	0.00	N/A	02/06/26	02/06/29	29,752,381.94	29,713,515.99	08/06/26
4	305731004	LO	Houston	TX	Actual/360	4.800%	0.00	0.00	0.00	N/A	03/06/26	--	34,403,791.80	34,403,791.80	08/06/20
9	305191002	OF	Austin	TX	Actual/360	4.593%	122,987.45	0.00	0.00	N/A	12/01/25	--	31,096,045.20	31,096,045.20	08/01/26
12	656100519	RT	Hagerstown	MD	Actual/360	4.259%	97,685.70	0.00	0.00	N/A	02/06/26	--	26,635,703.17	26,635,703.17	01/06/26
14	305731014	RT	Brooklyn	NY	Actual/360	5.240%	98,768.88	47,952.59	0.00	N/A	04/06/26	--	21,889,188.08	21,841,235.49	08/06/26
Totals							572,252.70	138,639.81	0.00				183,446,952.75	183,308,312.94
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2A	17,863,921.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	(89,545.00)	0.00	--	--	04/06/26	22,663,907.92	881,533.19	0.00	0.00	602,488.76	0.00
9	17,073,184.33	4,463,045.08	01/01/26	03/31/26	07/06/26	5,136,647.75	0.00	0.00	0.00	0.00	0.00
12	3,402,204.00	0.00	--	--	08/06/26	20,855,173.18	1,129,433.97	21,007.60	445,095.41	0.00	0.00
14	1,154,751.35	0.00	--	--	08/06/26	0.00	0.00	0.00	0.00	0.00	0.00
Totals	39,404,515.68	4,463,045.08				48,655,728.85	2,010,967.16	21,007.60	445,095.41	602,488.76	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.522735%	4.350354%	(6)
07/10/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.522777%	4.350447%	(5)
06/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.522819%	4.255880%	(4)
05/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	7,506,552.97	4.522860%	4.255921%	(3)
04/10/26	0	0.00	1	29,875,094.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.565010%	4.348675%	(1)
03/12/26	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	69,797,873.13	0	0.00	1	3,621,181.68	4.572736%	4.396217%	0
02/12/26	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	0	0.00	1	903,954.80	0	0.00	4.578171%	4.429254%	1
01/12/26	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	1	32,000,000.00	0	0.00	1	20,653,709.87	4.438973%	4.337797%	1
12/12/25	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	0	0.00	0	0.00	3	94,528,668.91	4.513413%	4.413454%	2
11/13/25	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	0	0.00	0	0.00	2	6,386,704.39	4.564508%	4.505803%	3
10/10/25	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	0	0.00	0	0.00	2	10,282,935.10	4.568591%	4.510357%	4
09/12/25	0	0.00	0	0.00	1	34,403,791.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.577622%	4.520801%	5
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 16 of 25

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	305731004	08/06/20	71	5	0.00	0.00	667,755.06	37,944,556.33	11/05/20	13
12	656100519	01/06/26	6	5	21,007.60	445,095.41	0.00	26,635,703.17	02/10/26	13
Totals					21,007.60	445,095.41	667,755.06	64,580,259.50
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		113,976,776	52,937,281	61,039,495		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		69,331,537	69,331,537	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	183,308,313	122,268,818	0	0	61,039,495	0
Jul-26	183,446,953	100,518,270	0	21,889,188	61,039,495	0
Jun-26	183,596,364	100,616,765	0	0	82,979,599	0
May-26	183,733,874	100,706,766	0	0	83,027,108	0
Apr-26	239,722,621	70,929,505	0	29,875,095	138,918,022	0
Mar-26	258,878,322	120,498,534	0	0	138,379,789	0
Feb-26	262,938,639	128,270,042	0	0	134,668,596	0
Jan-26	407,309,607	324,654,886	0	0	82,654,721	0
Dec-25	497,973,981	415,288,109	0	0	82,685,872	0
Nov-25	619,357,077	584,953,285	0	0	34,403,792	0
Oct-25	626,358,155	591,954,364	0	0	34,403,792	0
Sep-25	654,485,076	620,081,285	0	0	34,403,792	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	305731004	34,403,791.80	37,944,556.33	14,500,000.00	02/13/26	(629,452.00)	(0.24500)	12/31/25	03/06/26	234
9	305191002	31,096,045.20	31,096,045.20	107,000,000.00	10/29/25	3,836,369.58	1.91580	03/31/26	12/01/25	I/O
12	656100519	26,635,703.17	26,635,703.17	18,400,000.00	11/20/25	3,402,204.00	1.13070	12/31/25	02/06/26	235
14	305731014	21,841,235.49	21,841,235.49	18,700,000.00	06/10/26	1,061,545.35	0.60290	12/31/25	04/06/26	235
Totals		113,976,775.66	117,517,540.19	158,600,000.00		7,670,666.93

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
4	305731004	LO	TX	11/05/20	13

8.5.2026: Receiver led auction closed on 6/24/2026 with a winning bidder identified and approved by lender and receiver. Parties have filed for court approval for the sale and the court's ruling is expected in coming days. If approved by the court , sale will close 30-days thereafter.

9	305191002	OF	TX	07/30/25	1

Special servicer is monitoring the loan and borrower's leasing activity, which has included an extension of HP INC. (89k SF) a downsizing and extension of Electronic Arts, Inc. (102k SF), an execution of a lease with a new 30k SF tenant, among other leasi ng activity special servicer is actively evaluating. The loan is expected to be returned to the master servicer in 10/2026 while Special Servicer continues to monitor leasing activity.

12	656100519	RT	MD	02/10/26	13

Loan transferred to Special Servicing on 02/12/2026 due to maturity default. The collateral consists of a 10-building open-air outlet shopping center, originally built in 1988, totaling 486K SF, and located along I-70 in Hagerstown, MD. The property is an chored by Tim's Furniture Mart (14% NRA) and features other major tenants such as Gap Outlet, Polo Ralph Lauren, and The North Face. Property is 42% occupied as of 1Q26. 6 inline tenants, accounting for 25K SF, have vacated the property since 2025. Proper ty continues to garner interest from smaller tenants for short-term leases. Special Servicer is seeking to appoint a receiver. Special Servicer will continue to explore workout alternatives while dual-tracking legal remedies.

14	305731014	RT	NY	03/31/26	1

7/29/2026: Loan transferred to Special Servicing on 3/31/26 for imminent maturity default after the borrower informed the Master Servicer of its inability to payoff the loan on the 4/6/26 maturity date. Loan is secured by a 78,324 sf, 14-screen movie theater and adjacent parking deck in Brooklyn, NY. Property is 100% leased to Regal Cinemas, which underwent a significant renovation that was completed in January 2026 at a reported cost of $8.4MM. The borrower reports refinance lenders require sales history post-renovation to obtain a new loan. The borrower requested an extension to provide time to be able to report sufficient sales history to refinance the loan. Midland is working to finalize a loan modification with the borrower which is projected to close in August 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 20 of 25

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
2A	656100513	40,000,000.00	4.22900%	39,884,498.93	4.22900%	8	01/30/26	02/06/26	--
2B	656100518	30,000,000.00	4.22900%	29,913,374.20	4.22900%	8	01/30/26	02/06/26	--
6A	656120485	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6A	656120485	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6A	656120485	18,518,974.96	4.69000%	18,518,974.96	4.69000%	8	07/05/19	07/06/19	06/21/19
6A	656120485	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6B	656120486	9,259,487.49	4.69000%	9,259,487.49	4.69000%	8	07/05/19	07/06/19	06/24/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6B	656120486	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	9	06/24/19	04/30/19	07/05/19
6C	656120507	9,259,487.49	4.69000%	9,259,487.49	4.69000%	8	07/05/19	07/06/19	06/24/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	8	06/21/19	07/06/19	07/05/19
6C	656120507	0.00	4.69000%	0.00	4.69000%	8	05/10/21	07/06/19	07/05/19
9	305191002	0.00	4.59300%	0.00	4.59300%	10	12/26/25	12/26/25	--
12	656100519	0.00	4.25900%	0.00	4.25900%	8	08/28/20	05/01/20	--
12	656100519	0.00	4.25900%	0.00	4.25900%	8	12/11/20	05/01/20	08/28/20
12	656100519	0.00	4.25900%	0.00	4.25900%	9	07/02/25	06/06/25	12/11/20
15	305731015	0.00	5.00000%	0.00	5.00000%	10	06/01/20	06/01/20	06/08/20
15	305731015	23,207,769.40	5.00000%	23,207,769.40	5.00000%	10	06/08/20	06/01/20	06/01/20
Totals		70,000,000.00		69,797,873.13
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	305731008	05/12/26	32,170,249.50	54,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
24	305731024	05/12/26	7,525,018.82	17,300,000.00	7,784,843.74	208,566.40	7,784,843.74	7,576,277.34	0.00	0.00	0.00	0.00	0.00%
26	305731026	01/12/22	7,550,252.32	4,900,000.00	4,483,072.10	2,316,952.25	4,483,072.10	2,166,119.85	5,384,132.47	0.00	79,935.99	5,304,196.48	67.14%
32	656120490	03/12/26	3,629,101.14	5,470,000.00	3,724,457.50	95,356.36	3,724,457.50	3,629,101.14	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			50,874,621.78	82,170,000.00	15,992,373.34	2,620,875.01	15,992,373.34	13,371,498.33	5,384,132.47	0.00	79,935.99	5,304,196.48

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/12/26	203,114.19	0.00	0.00	0.00	0.00	203,114.19	0.00	0.00	203,114.19
8	305731008	05/26/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	305731024	05/12/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
26	305731026	09/12/22	0.00	0.00	5,304,196.48	0.00	0.00	(79,935.99)	0.00	0.00	5,304,196.48
		01/12/22	0.00	0.00	5,384,132.47	0.00	0.00	5,384,132.47	0.00	0.00
32	656120490	03/12/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			203,114.19	0.00	5,304,196.48	0.00	0.00	5,507,310.67	0.00	0.00	5,507,310.67

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	7,406.37	0.00	0.00	0.00	0.00	142,202.34	0.00	0.00	0.00	0.00
12	0.00	0.00	5,734.07	0.00	0.00	76,395.98	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	(10,103.53)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,036.91	0.00	0.00	76,395.98	0.00	142,202.34	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		221,635.23

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 25 of 25